INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

May 30, 2024

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the Alternative Access First Priority CLO Bond ETF

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 411 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(1) for the purposes of disclosing the change in advisor to the Alternative Access First Priority CLO Bond ETF and making other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

Please direct your comments regarding this Post-Effective Amendment to Diane J. Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Amy Centurioni

Amy Centurioni

Investment Managers Series Trust II